Borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Borrowings [Abstract]
Short-term and long-term borrowings
The following table presents short-term and long-term borrowings of Nomura as of March 31, 2021 and 2022.

	Millions of yen
	March 31
	2021	2022
Short-term borrowings (1) :
Commercial paper	¥460,014	¥131,915
Bank borrowings	294,052	205,857
Other	614,032	712,369

Total	¥1,368,098	¥1,050,141

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥2,878,676	¥3,196,144
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese yen denominated	583,148	765,412
Non-Japanese yen denominated	1,917,166	2,486,305
Floating-rate obligations:
Japanese yen denominated	876,844	917,362
Non-Japanese yen denominated	327,595	329,876
Index / Equity-linked obligations:
Japanese yen denominated	906,332	942,585
Non-Japanese yen denominated	361,916	350,672

	4,973,001	5,792,212

Subtotal	7,851,677	8,988,356

Trading balances of secured borrowings	123,335	269,950

Total	¥7,975,012	¥9,258,306

(1)	Includes secured borrowings of ¥55,569 million as of March 31, 2021 and ¥92,580 million as of March 31, 2022.
(2)	Includes secured borrowings of ¥118,106 million as of March 31, 2021 and ¥79,843 million as of March 31, 2022.
(3)	Includes secured borrowings of ¥788,618 million as of March 31, 2021 and ¥761,620 million as of March 31, 2022.

Long-term borrowings
Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2021	2022
Debt issued by the Company	¥3,003,810	¥3,679,955
Debt issued by subsidiaries—guaranteed by the Company	2,398,932	2,124,904
Debt issued by subsidiaries—not guaranteed by the Company (1)	2,572,270	3,453,447

Total	¥7,975,012	¥9,258,306

(1)	Includes trading balances of secured borrowings.

Effective weighted-average interest rates of borrowings
Following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges as of March 31, 2021 and 2022.

	March 31
	2021	2022
Short-term borrowings	0.58%	1.26%
Long-term borrowings	0.82%	1.09%
Fixed-rate obligations	0.96%	1.25%
Floating-rate obligations	0.88%	1.04%
Index / Equity-linked obligations	0.30%	0.79%

Maturities of long-term borrowings
The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2022:

Year ending March 31	Millions of yen
2023	¥456,663
2024	904,738
2025	1,180,692
2026	1,402,216
2027	870,856
2028 and thereafter	4,173,191

Subtotal	8,988,356

Trading balances of secured borrowings	269,950

Total	¥9,258,306